LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of investment contracts liabilities [Abstract]
Schedule of Liabilities Arising From Non-Participating Investment Contracts
The movement in liabilities arising from non-participating investment contracts may be analysed as follows:

	2022 £m	2021 £m
At 1 January	45,040	38,452
New business	3,148	4,187
Changes in existing business	(5,213)	2,401
At 31 December	42,975	45,040